Subsequent events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent events
Subsequent events
16.	Subsequent events:

On October 24, 2022 the Company entered into an agreement with I-Pulse, a related party of the company, to purchase six Typhoon™ transmitters to be delivered in stages over the course of the next thirty-nine months. The Company uses Typhoon™ to conduct geophysical electrical surveys on exploration targets.

The total purchase price for the six Typhoon™ transmitters is $12.4 million (12.6 million Euros). The agreement also includes annual maintenance costs of $1.7 million (1.7 million Euros) per year. In October 2022, the Company made upfront payments totaling $7.1 million (7.1 million Euros). The remaining payments will be made as each Typhoon™ transmitter system is delivered.

30.	Subsequent events:

The Company performed an evaluation of subsequent events through April 21, 2022, the date the consolidated and combined carve-out financial statements were available to be issued, for events requiring recording or disclosure, except for the 3-for-1 reverse stock split described in Note 1 for which the date is June 16, 2022. The Company has identified the following subsequent events:

(a)	On April 5, 2022, the Company completed a convertible note financing in which it raised $86.2 million in gross proceeds.

The unsecured convertible promissory notes convert on the consummation of an IPO that results in gross proceeds of at least $25.0 million. The convertible notes bear interest at 3% per annum and mature on July 31, 2023. The convertible notes, including any accrued but unpaid interest, will automatically convert into shares of Ivanhoe Electric’s common stock at a price per share equal to:

●	a 10% discount to the gross price per share at which common stock is sold in the IPO, should the IPO occur on or before September 30, 2022;
●	a 15% discount to the gross price per share at which common stock is sold in the IPO, should the IPO occur on or before December 31, 2022;
●	a 20% discount to the gross price per share at which common stock is sold in the IPO, should the IPO occur on or after January 1, 2023 and prior to the maturity date.

If the notes have not been converted by July 21, 2023, the Company has the option, at its sole discretion, to repay the amount outstanding, including accrued and unpaid interest, in cash or convert some or all of the amount outstanding into common stock of the Company at a price per share of $9.39.

(b)	Subsequent to December 31, 2021, the Company executed an earn-in agreement with respect to the following exploration project:

Earn-In
Expenditures
		Expenditures	Required to
	Cumulative	Necessary to	Achieve
	Earn-In	Earn Initial	Maximum	Maximum
	Expenditures as of	Ownership	Ownership	Potential
Project	December 31, 2021	Interest	Interest	Ownership
Carolina	$—	$6.0 million	$26.0 million	85%